REVENUES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUES
3.	REVENUES
The following table provides information about revenue by recognition model during the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Revenues by recognition model
Point-in-time	$28,237	$17,035
Over-time	12,466	1,157
Total revenue by recognition model	$40,703	$18,192
The timing of revenue recognition, billings, and cash collections results in billed accounts receivable, unbilled receivables (presented within contract assets) and customer advances and deposits (presented within contract liabilities) on the condensed consolidated balance sheets, where applicable. Amounts are generally billed as work progresses in accordance with agreed-upon milestones. These individual contract assets and liabilities are reported in a net position on a contract-by-contract
basis on the condensed consolidated balance sheets at the end of each reporting period.
The following table presents the balances related to enforceable contracts as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Contract balances
Accounts receivable	$32,990	$13,957
Contract assets	5,853	2,490
Contract liabilities	(97,116)	(59,749)
Changes in contract liabilities were as follows:

Contract liabilities, at December 31, 2021	$59,749
Contract liabilities assumed at acquisition	26,714
Customer advances received	22,673
Recognition of unearned revenue	(12,020)
Contract liabilities, at March 31, 2022	$97,116
The revenue recognized from the contract liabilities consisted of the Company satisfying performance obligations during the normal course of business.
The amount of revenue recognized from changes in the transaction price associated with performance obligations satisfied in prior years during the three months ended March 31, 2022 and 2021 was not material.
Remaining unsatisfied performance obligations represent the total dollar value of work to be performed on contracts awarded and in progress. The amount of remaining unsatisfied performance obligations increases with new contracts or additions to existing contracts and decreases as revenue is recognized on existing contracts. Contracts are included in the amount of remaining unsatisfied performance obligations when an enforceable agreement has been reached. Remaining unsatisfied performance obligations totaled $545,914 as of March 31, 2022, of which approximately 41% is expected to be recognized within 12 months, with the remaining 59% to be recognized beyond 12 months.

3.	REVENUES
The Company disaggregates revenue by reportable segment and revenue recognition pattern, as it believes these categories best depicts how the nature, timing and uncertainty of revenue and cash flows are affected by economic factors. The following tables provide information about disaggregated revenue and a reconciliation of the disaggregated revenue during the years ended December 31, 2021 and 2020:

	Year Ended December 31, 2021
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$36,576	$12,578	$49,154
Over-time	2,395	10,688	13,083

Total revenue by recognition model	$38,971	$23,266	$62,237

	Year Ended December 31, 2020
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$31,993	$1,910	$33,903
Over-time	1,092	165	1,257

Total revenue by recognition model	$33,085	$2,075	$35,160

The timing of revenue recognition, billings, and cash collections results in billed accounts receivable, unbilled receivables (presented within contract assets) and customer advances and deposits (presented within contract liabilities) on the consolidated balance sheets, where applicable. Amounts are generally billed as work progresses in accordance with agreed-upon milestones. These individual contract assets and liabilities are reported in a net position on a contract-by-contract basis on the consolidated balance sheets at the end of each reporting period.
The following table presents the balances related to enforceable contracts as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Contract balances
Accounts receivable	$13,957	$2,730
Contract assets	2,490	2,045
Contract liabilities	59,749	26,132
Changes in contract liabilities were as follows:

	2021	2020
Contract liabilities, beginning of year	$26,132	$10,211
Contract liabilities assumed at acquisition	5,560	—
Customer advances received	41,614	24,694
Recognition of unearned revenue	(13,557)	(8,773)

Contract liabilities, end of year	$59,749	$26,132

The revenue recognized from the contract liabilities consisted of the Company satisfying performance obligations during the normal course of business.
The amount of revenue recognized from changes in the transaction price associated with performance obligations satisfied in prior years during the years ended December 31, 2021 and 2020 was not material.
Remaining unsatisfied performance obligations represent the total dollar value of work to be performed on contracts awarded and in progress. The amount of remaining unsatisfied performance obligations increases with new contracts or additions to existing contracts and decreases as revenue is recognized on existing contracts. Contracts are included in the amount of remaining unsatisfied performance obligations when an enforceable agreement has been reached. Remaining unsatisfied performance obligations totaled $241,463 as of December 31, 2021, of which approximately 60% is expected to be recognized within 12 months, with the remaining 40% to be recognized beyond 12 months.